Earnings per share (Details Narrative) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 28, 2017	Dec. 18, 2014	Dec. 17, 2014
Statement [Line Items]
Weighted average number of shares outstanding in the year	1,001,046,568	1,000,171,839	236,180,071
American Depository Share [member]
Statement [Line Items]
Common stock, recevable shares				48	16	4
Common stock, par value						¥ 0.00005